INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues and long-lived assets by Geography (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)
Disaggregated by revenue
Revenues	₽ 175,391.0	$ 2,224.4	₽ 127,657.0	₽ 94,054.0
Long-lived assets, net:
Total long-lived assets	138,070.0		124,618.0	52,148.0	$ 1,751.1
Russia
Disaggregated by revenue
Revenues	162,958.0	2,066.7	118,128.0	87,470.0
Long-lived assets, net:
Total long-lived assets	131,267.0		117,602.0	44,541.0	1,664.8
Finland
Long-lived assets, net:
Total long-lived assets	5,668.0		5,946.0	6,802.0	71.9
Rest of the world
Disaggregated by revenue
Revenues	12,433.0	$ 157.7	9,529.0	6,584.0
Long-lived assets, net:
Total long-lived assets	₽ 1,135.0		₽ 1,070.0	₽ 805.0	$ 14.4